Subsequent Events - Amount of common stock investors have agreed to purchase (Details) - Humacyte, Inc.	Feb. 17, 2021 USD ($)
Subsequent Event [Line Items]
Amount of common stock investors have agreed to purchase	$ 175,000,000
Intangible Assets, Net (Including Goodwill)	$ 0